SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended
Sep. 30, 2017
Volatility	70.00%
Dividend yield	0.00%
Minimum
Risk-free interest rate	1.00%
Expected term	3 months 18 days
Estimated annual forfeiture rate at time of grant	0.00%
Maximum
Risk-free interest rate	1.99%
Expected term	6 years
Estimated annual forfeiture rate at time of grant	30.00%